INCOME TAXES (Schedule of Reconciliation of Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 1986
Amount
Provision at statutory rate									$ 474	$ 551	$ 783
State income tax, net of federal tax benefit									46	4	50
Tax exempt income									(2)	(2)	(31)
Other, net									(45)	(11)	100
Total	144	92	123	114	130	130	201	81	473	542	902
% of Pretax Income
Provision at statutory rate									34.00%	34.00%	34.00%
State income tax, net of federal tax benefit									3.30%	0.20%	2.20%
Tax exempt income									(0.10%)	(0.10%)	(1.30%)
Other, net									(3.30%)	(0.70%)	4.30%
Actual tax expense and effective rate									34.00%	33.40%	39.10%
Pennsylvania Mutual Thrift Institutions Tax Percentage	11.50%								11.50%
Allocations of income to bad debt deductions												$ 3,900